Reserves - Narrative (Details) - Long-term care	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Interest expense (original discount rate)	5.95%	5.95%	5.95%
Current discount rate	6.01%	5.52%	1.69%